SCHEDULE OF INVESTMENTS
Ivy Accumulative Fund (in thousands)	SEPTEMBER 30, 2019 (UNAUDITED)

COMMON STOCKS	Shares	Value
Communication Services
Interactive Home Entertainment – 3.0%
Take-Two Interactive Software, Inc.(A)	320	$40,071

Movies & Entertainment – 5.2%
Live Nation, Inc.(A)	349	23,136
Walt Disney Co. (The)	348	45,337

		68,473

Total Communication Services - 8.2%		108,544

Consumer Discretionary
Apparel, Accessories & Luxury Goods – 2.1%
lululemon athletica, Inc.(A)	142	27,301

Internet & Direct Marketing Retail – 3.5%
Amazon.com, Inc.(A)	27	47,043

Leisure Products – 1.0%
YETI Holdings, Inc.(A)(B)	475	13,300

Specialized Consumer Services – 2.0%
ServiceMaster Global Holdings, Inc.(A)	470	26,279

Total Consumer Discretionary - 8.6%		113,923

Consumer Staples
Hypermarkets & Super Centers – 2.4%
Costco Wholesale Corp.	112	32,240

Total Consumer Staples - 2.4%		32,240

Financials
Financial Exchanges & Data – 2.5%
MarketAxess Holdings, Inc.	99	32,553

Investment Banking & Brokerage – 0.9%
Tradeweb Markets, Inc., Class A	325	12,019

Total Financials - 3.4%		44,572

Health Care
Health Care Equipment – 9.4%
Danaher Corp.	268	38,736
DexCom, Inc.(A)	215	32,102
Insulet Corp.(A)	229	37,687
Tactile Systems Technology, Inc.(A)	405	17,118

		125,643

Health Care Supplies – 1.9%
Novartis AG ADR(A)(B)	442	25,788

Health Care Technology – 2.1%
Tabula Rasa HealthCare, Inc.(A)(B)	497	27,288

Pharmaceuticals – 4.2%
Aerie Pharmaceuticals, Inc.(A)(B)	897	17,239
Elanco Animal Health, Inc.(A)	1,442	38,352

		55,591

Total Health Care - 17.6%		234,310

Industrials
Aerospace & Defense – 4.1%
Boeing Co. (The)	146	55,404

Industrial Machinery – 4.2%
Gardner Denver Holdings, Inc.(A)	1,191	33,705
Kornit Digital Ltd.(A)	725	22,328

		56,033

Research & Consulting Services – 2.8%
CoStar Group, Inc.(A)	62	36,778

Total Industrials - 11.1%		148,215

Information Technology
Application Software – 9.4%
Adobe, Inc.(A)	115	31,741
Five9, Inc.(A)	757	40,663
Intuit, Inc.	87	23,137
Mimecast Ltd.(A)	171	6,110
Q2 Holdings, Inc.(A)	297	23,456

		125,107

Data Processing & Outsourced Services – 7.0%
Fiserv, Inc.(A)	497	51,519
MasterCard, Inc., Class A	156	42,338

		93,857

Electronic Components – 2.1%
Amphenol Corp., Class A	287	27,736

Internet Services & Infrastructure – 5.9%
8x8, Inc.(A)	1,582	32,781
Fastly, Inc., Class A(A)(B)	684	16,423
GoDaddy, Inc., Class A(A)	452	29,833

		79,037

IT Consulting & Other Services – 1.6%
Chegg, Inc.(A)	694	20,773

Semiconductors – 7.3%
Analog Devices, Inc.	234	26,109
nLight, Inc.(A)	1,059	16,576
QUALCOMM, Inc.	347	26,481
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	608	28,263

		97,429

Systems Software – 9.1%
Microsoft Corp.	674	93,693
ServiceNow, Inc.(A)	108	27,429

		121,122

Total Information Technology - 42.4%		565,061

Materials
Specialty Chemicals – 2.6%
Sherwin-Williams Co. (The)	62	33,872

Total Materials - 2.6%		33,872

Real Estate
Specialized REITs – 2.8%
Equinix, Inc.	65	37,607

Total Real Estate - 2.8%		37,607

TOTAL COMMON STOCKS – 99.1%		$1,318,344

(Cost: $1,072,259)

SHORT-TERM SECURITIES	Principal
Commercial Paper(C) - 0.6%
DTE Gas Co., 2.194%, 10-3-19	$6,000	5,999
Sysco Corp., 2.180%, 10-1-19	1,911	1,911

		7,910

Master Note - 0.2%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 2.170%, 10-7-19(D)	3,173	3,173

Money Market Funds - 2.5%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares, 1.900%, (E)(F)	33,435	33,435

TOTAL SHORT-TERM SECURITIES – 3.3%		$44,518

(Cost: $44,518)

TOTAL INVESTMENT SECURITIES – 102.4%		$1,362,862

(Cost: $1,116,777)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (2.4)%		(31,397)

NET ASSETS – 100.0%		$1,331,465

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.
(B)	All or a portion of securities with an aggregate value of $47,618 are on loan.
(C)	Rate shown is the yield to maturity at September 30, 2019.
(D)

Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2019. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(E)	Investment made with cash collateral received from securities on loan.
(F)	Rate shown is the annualized 7-day yield at September 30, 2019.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

•

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2019:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,318,344	$—	$—
Short-Term Securities	33,435	11,083	—

Total	$1,351,779	$11,083	$—

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at September 30, 2019 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,116,777

Gross unrealized appreciation	284,148
Gross unrealized depreciation	(38,063)

Net unrealized appreciation	$246,085